Financial Instruments	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments
13. Financial Instruments
Fair value
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 and September 30, 2020:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126

As of September 30, 2020
Time deposits	817,475	817,475	—
Short-term investments	237,418	—	237,418

Total	1,054,893	817,475	237,418

The rates of interest under the loan agreements from NetEase Group with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.